Deferred Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Deferred tax assets, Loss carryforwards	€ 8,568	€ 10,674
Deferred tax assets, Non-current assets - Intangible assets
Deferred tax assets, Non-current assets - Tangible assets
Deferred tax assets, Non-current assets - Financial assets
Deferred tax assets, Current assets - Receivables and other assets	43	59
Deferred tax assets, Non-current liabilities - Provisions
Deferred tax assets, Current liabilities - Provisions	859
Deferred tax assets, Current liabilities - Liabilities and other
Deferred tax assets, Total	9,470	10,733
Deferred tax assets, Netting of deferred tax assets and liabilities	(1,676)	(333)
Deferred tax assets, As recognized on balance sheet	7,794	10,400
Deferred tax liabilities, Loss carryforwards
Deferred tax liabilities, Non-current assets - Intangible assets	(620)	(87)
Deferred tax liabilities, Non-current assets - Tangible assets	(1,002)
Deferred tax liabilities, Non-current assets - Financial assets
Deferred tax liabilities, Current assets - Receivables and other assets
Deferred tax liabilities, Non-current liabilities - Provisions	(54)	(82)
Deferred tax liabilities, Current liabilities - Provisions		(152)
Deferred tax liabilities, Current liabilities - Liabilities and other		(12)
Deferred tax liabilities, Total	(1,676)	(333)
Deferred tax liabilities, Netting of deferred tax assets and liabilities	1,676	333
Deferred tax liabilities, As recognized on balance sheet